Annual Total Returns (Vanguard Short-Term Investment-Grade Fund - Investor Shares Retail) (Vanguard Short-Term Investment-Grade Fund, Vanguard Short-Term Investment-Grade Fund - Investor Shares)	12 Months Ended
Jan. 31, 2014
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Annual Total Return
2013	0.97%
2012	4.52%
2011	1.93%
2010	5.21%
2009	14.03%
2008	(4.74%)
2007	5.86%
2006	4.99%
2005	2.20%
2004	2.11%